Membership Deficit - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Shares issued	43,086	8,848	115,693	72,151
Options exercised	312,925	30,529	507,088	221,057
Shares withheld	269,839	21,681	391,395	148,906
Aggregate market value of shares withheld	$ 4.4	$ 0.4	$ 6.5	$ 2.5
Remaining common stock issued, shares	43,086	8,848	115,693	72,151
Common stock issued, shares		667	6,447
Cash paid upon retirement to former chief executive officer				$ 2.0
Rollover Options
Class of Stock [Line Items]
Shares of vested rollover options canceled				313,681